Financial Risk Management - Non-derivative Financial Liabilities by Maturity (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables, carrying amount	¥ 958,469	¥ 1,184,882
Financing liabilities, carrying amount	7,469,686	7,331,120
Accrued expenses, carrying amount	449,716	476,300
Other financial liabilities, carrying amount	397,467	127,108
Non-derivative financial liabilities, carrying amount	9,275,338	9,119,410
Trade payables, contractual cash flows	958,468	1,184,882
Financing liabilities, contractual cash flows	7,593,927	7,650,429
Accrued expenses, contractual cash flows	449,716	476,300
Other financial liabilities, contractual cash flows	417,476	127,271
Non-derivative financial liabilities, contractual cash flows	9,419,587	9,438,882
Within 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables, contractual cash flows	958,468	1,184,882
Financing liabilities, contractual cash flows	3,341,226	3,321,576
Accrued expenses, contractual cash flows	449,716	476,300
Other financial liabilities, contractual cash flows	88,629	66,240
Non-derivative financial liabilities, contractual cash flows	4,838,039	5,048,998
Between 1 and 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables, contractual cash flows
Financing liabilities, contractual cash flows	3,964,660	4,089,215
Accrued expenses, contractual cash flows
Other financial liabilities, contractual cash flows	98,285	29,615
Non-derivative financial liabilities, contractual cash flows	4,062,945	4,118,830
Later than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables, contractual cash flows
Financing liabilities, contractual cash flows	288,041	239,638
Accrued expenses, contractual cash flows
Other financial liabilities, contractual cash flows	230,562	31,416
Non-derivative financial liabilities, contractual cash flows	¥ 518,603	¥ 271,054